Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment of contingent consideration		$ 1,500
Earnout Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contingent consideration		6,900	$ 5,200
Fair value of contingent consideration current		6,900	1,500
Fair value of contingent consideration noncurrent		0	3,700
Payment of contingent consideration	$ 1,500
Maximum [Member] | Earnout Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Earnout potential payments		10,000	15,000
Minimum [Member] | Earnout Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Earnout potential payments		$ 0	$ 0